Schedule of Stockholders' Equity Note, Warrants or Rights, Weighted Average Remaining Contractual Term, Outstanding and Exercisable (Details)	12 Months Ended
Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 1	2.8
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 2	3.9
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 3	2.8
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 4	3.9